Business Combinations	12 Months Ended
Dec. 31, 2023
Business Combinations [Abstract]
BUSINESS COMBINATIONS

NOTE 24. BUSINESS COMBINATIONS

(a) Disposal of subsidiaries

In 2022, the Group disposed eGlass Technologies Ltd, Smartglass Limited and Smart (Zhenjiang) Intelligent Technologies Limited which realized a loss on disposal of US$70,028. In addition the Group disposed a number of subsidiaries due to a reorganization of the group structure which realized a loss of US$14,906. In 2021, the Group disposed 6 subsidiaries and realized a gain of US$973,854. The detail of the net gain / (loss) on the disposals during the year are set out below:

	Consolidated
	2023	2022	2021
	US$	US$	US$
Total disposal consideration	-	6,800,000	402

Carrying amount of net asset sold (note(i) below)	-	(6,884,934)	(202,442)
Loss on sales before income tax and reclassification of foreign currency translation reserve	-	(84,934)	(202,040)
Reclassification of foreign currency transaction reserve	-	-	-
Non-controlling interest	-	-	1,175,894
(Loss)/gain on disposal after income tax	-	(84,934)	973,854

(i) Net assets disposed of:

	Consolidated
	2023	2022	2021
	US$	US$	US$
Cash and bank balances	-	3,732,847	24,605
Plant and equipment	-	1,689,459	123,175
Right of use assets	-	1,126,111	-
Inventories	-	-	155,986
Trade and others receivable	-	16,548	515,132
Other deposit and prepayment	-	5,146,750	582,750
Amount due from former fellow subsidiaries	-	192,532	-
Trade and other liabilities	-	(387,130)	(1,166,442)
Amount due to a related company	-	-	(3,700)
Amount due to holding company	-	(3,691,178)	-
Lease liabilities	-	(215,559)	-
Lease liabilities - long term	-	(725,446)	-
Deferred tax liabilities	-	-	(29,064)
	-	6,884,934	202,442

(ii) Net cash flows from disposal of subsidiaries

	Consolidated
	2023	2022	2021
	US$	US$	US$

Consideration received, satisfied in cash	-	6,800,000	402
Cash and cash equivalents of subsidiaries disposed of (included cash at bank and bank overdraft)	-	(3,732,847)	(24,605)
	-	3,067,153	(24,203)

(b) Deemed disposal of subsidiaries

In 2022, the Group’s equity investment in Greifenberg Digital Limited and its subsidiaries (“Greifenberg Group”) decreased from 40.75% at December 31, 2021 to 23.96% as at December 31, 2022. The Company did not consider the Greifenberg Group to be under the control of the Company as it no longer exercised control in the financial management and the control of the Greifenberg Board. Accordingly, the Group deconsolidated this subsidiary once the Company’s equity interests fell below 30% and accounted for the Greifenberg Group as an Investment in an Associate for accounting purposes. Refer to Note 14.

The details of the net loss on the deemed disposal of the Greifenberg Group are set out below:

	Consolidated
	2023	2022	2021
	US$	US$	US$

Total deemed disposal consideration	-	390,112	-
Carrying amount of net asset sold (note(i) below)	-	(900,414)	-
Loss on sales before income tax and reclassification of foreign currency translation reserve	-	(510,302)	-
Non-controlling interest	-	497,060	-
Loss on disposal after income tax	-	(13,242)	-

(i) Net assets disposed of:

	Consolidated
	2023	2022	2021
	US$	US$	US$

Intangible assets	-	1,420,288	-
Cash and bank balance	-	10,301	-
Other deposit and prepayment	-	35,312	-
Amount due to a related company	-	88,261	-
Trade and other liabilities	-	(653,748)	-
	-	900,414	-

(ii) Net cash flows from disposal of subsidiaries

	Consolidated
	2023	2022	2021
	US$	US$	US$

Deemed consideration received, satisfied in investment in associate	-	390,112	-
Cash and cash equivalents of subsidiaries disposed of (included cash at bank and bank overdraft)	-	(10,301)	-
	-	379,811	-

(c) Acquisition of subsidiaries

On January 31, 2022, the Company acquired 60% of the issued capital of Joint Investment Ltd (“JIL”). Pursuant to the agreement, the Company invested US$1,000,000 in the JIL representing 60% shareholdings in JIL, and the other party received 40% of the shareholding in JIL through their contribution in the operation, management, and business development in the NFT business.

On June 28, 2023, the Company acquired 100% of the issued capital of Itana Energy Pty Ltd (formerly name Teko Energy Pty Ltd) (“Teko”). Pursuant to the agreement, the Company invested US$750,000 in the Teko representing 100% shareholdings in Teko and 50% of its subsidiary’s Admiral Energy (Australia) Pty Ltd.

Details of the purchase consideration, the net assets acquired and goodwill are as follows:

	Consolidated
	2023	2022	2021
	US$	US$	US$
Purchase consideration (refer to (b) below):
Cash paid	-	-	-
Ordinary shares issued	750,000	-	-
Total purchase considerations	750,000	-	-

The assets and liabilities recognized as a result of the acquisitions are as follows:
Cash	2,110	-	-
Other assets	2,710	41,542	-
Intangible assets	-	357,000	-
Equipment	-	67,014	-
Accounts payables	-	(727,247)	-
Other payables	-	(367)	-
Net identifiable liabilities acquired	4,820	(262,058)	-
Increase/(decrease) non-controlling interests	22,396	(296,240)	-
Increase in goodwill	722,784	-	-
Increase in other reserve	-	558,298	-
	750,000	-	-